Federated Government Ultrashort Duration Fund
A Portfolio of Federated Institutional Trust
CLASS A SHARES (TICKER FGUAX)
INSTITUTIONAL SHARES (TICKER FGUSX)
SERVICE SHARES (TICKER FEUSX)
CLASS R6 SHARES (TICKER FGULX)

SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JULY 31, 2019
On November 14, 2019, the Board of Trustees of Federated Institutional Trust, on behalf of its series, Federated Government Ultrashort Duration Fund (the “Fund”) approved the following changes to the Fund's Class A Shares: elimination of the 2.00% front-end sales charge (load); elimination of the Class A Shares' distribution (Rule 12b-1) fee; and reduction of the Class A Shares' shareholder service and account administration fees from an active fee of 0.25% to an active fee of 0.15% and a dormant fee of 0.10%. These changes will be effective December 1, 2019.
1. Under the Prospectus section “Risk/Return Summary: Fees and Expenses,” please delete the fee table and example in their entirety and replace them with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS), Service Shares (SS) or Class R6 Shares (R6) of the Fund. If you purchase the Fund's IS, SS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)	A	IS	SS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fee	None[1]	None	0.00%[2]	None
Other Expenses	0.34%[1,3]	0.18%	0.43%	0.13%
Total Annual Fund Operating Expenses	0.64%[1]	0.48%	0.73%	0.43%
Fee Waivers and/or Expense Reimbursements[4]	(0.23)%[1]	(0.22)%	(0.37)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.41%[1]	0.26%	0.36%	0.24%
1	The Distribution (12b-1) Fee, Other Expenses, Total Annual Fund Operating Expenses, Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to the elimination of the Distribution (12b-1) fee and a reduction in Other Expenses for the Fund's Class A Shares.
2	The Fund has adopted a Distribution (12b-1) Plan for its SS class pursuant to which the SS class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the SS class of the Fund. The SS class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its A class of up to a maximum of 0.25%. The Fund will only incur or charge up to 0.15% of such fees for the A class of the Fund. The A class of the Fund will not incur or charge such fees to exceed 0.15% until such time as approved by the Trustees.
4	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.41%, 0.26%, 0.36% and 0.24% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A	$65	$205	$357	$798
IS	$49	$154	$269	$604
SS	$75	$233	$406	$906
R6	$44	$138	$241	$542
2. Under the Prospectus section “What Do Shares Cost?”, please delete the sub-sections beginning with “Sales Charge Information” up through and including “Additional Information on the Availability of Certain Waivers and Discounts.”
3. Under the Prospectus section “Payments to Financial Intermediaries,” please delete the sub-section “Front-End Sales Charge Reallowances.” In addition, please replace the disclosure under the sections “Rule 12b-1 Fees,” “Service Fees,” and “Account Administration Fees” with the following:
“RULE 12b-1 FEES
SS Class
The Board has adopted a Rule 12b-1 Plan, which allows payment of marketing fees of up to 0.05% of average net assets to the Distributor for the sale, distribution, administration and customer servicing of the Fund's SS class. When the Distributor receives Rule 12b-1 Fees, it may pay some or all of them to financial intermediaries whose customers purchase Shares. The SS class of the Fund has no present intention of paying, accruing or incurring any Rule 12b-1 Fees until such time as approved by the Fund's Board of Trustees. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.
SERVICE FEES
A & SS Classes
A and SS classes may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (FSSC), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts. Intermediaries that receive Service Fees may include a company affiliated with management of Federated. If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.
The A class of the Fund has no present intention of paying, accruing or incurring more than 0.15% of any such Service Fees until such time as approved by the Fund's Board of Trustees.
ACCOUNT ADMINISTRATION FEES
A & SS Classes
A and SS classes may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Fund and its shareholders. If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.
The A class of the Fund has no present intention of paying, accruing or incurring more than 0.15% of any such Service Fees until such time as approved by the Fund's Board of Trustees.”
4. Under the Prospectus section “How to Redeem and Exchange Shares,” please delete the following disclosure under “Exchange Privilege”:
“Financial intermediaries may have different policies and procedures regarding the availability of intra-fund exchanges (“automatic exchanges”). These exchanges which are directed by the financial intermediary and not the Fund are discussed in Appendix B to this Prospectus.”

5. Under the Prospectus section “How to Redeem and Exchange Shares,” please add the following disclosure under “Exchange Privilege”:
“Possible Sales Charge on A Share Exchanges
You may incur a sales charge if you exchange A Shares of the Fund for A Shares of another Federated fund.
If you acquired your A Shares of the Fund prior to December 1, 2019, you will not be charged a sales charge when exchanging those shares for A shares of another Federated fund. However, if your A Shares of the Fund were acquired on or after December 1, 2019, you may have to pay the sales charge when exchanging to A Shares of another Federated fund.
In determining whether you will incur a sales charge on an exchange to another Federated fund, Shares that are not subject to a sales charge will be deemed to have been exchanged first. You will also not incur a sales charge on an exchange to another Federated fund if your exchange would not have been subject to a sales charge if treated as a purchase of shares of the other Federated fund. For information on the sales charges applicable to purchases of A Shares of another Federated fund, please refer to that fund's Prospectus.”
6. Under “Appendix A: Hypothetical Investment Expense Information” to the Prospectus, please replace the A Class chart in its entirety with the following:
FEDERATED GOVERNMENT ULTRASHORT DURATION FUND - A CLASS
ANNUAL EXPENSE RATIO: 0.64%
MAXIMUM FRONT-END SALES CHARGE: NONE
Year	Hypothetical Beginning Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$65.40	$10,436.00
2	$10,436.00	$521.80	$10,957.80	$68.25	$10,891.01
3	$10,891.01	$544.55	$11,435.56	$71.22	$11,365.86
4	$11,365.86	$568.29	$11,934.15	$74.33	$11,861.41
5	$11,861.41	$593.07	$12,454.48	$77.57	$12,378.57
6	$12,378.57	$618.93	$12,997.50	$80.95	$12,918.28
7	$12,918.28	$645.91	$13,564.19	$84.48	$13,481.52
8	$13,481.52	$674.08	$14,155.60	$88.16	$14,069.31
9	$14,069.31	$703.47	$14,772.78	$92.01	$14,682.73
10	$14,682.73	$734.14	$15,416.87	$96.02	$15,322.90
Cumulative		$6,104.24		$798.39
7. Please delete the appendix to the Prospectus entitled “Appendix B: Sales Charge Waivers and Exchange Features for Shareholders Purchasing Through Certain Financial Intermediaries.”
8. In the Statement of Additional Information section “How is the Fund Sold?”, please replace the section “Rule 12b-1 Plan” with the following:
“Rule 12b-1 Plan (SERVICE SHARES)
As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor for activities principally intended to result in the sale of Shares such as advertising and marketing of Shares (including printing and distributing prospectuses and sales literature to prospective shareholders and financial intermediaries) and providing incentives to financial intermediaries to sell Shares. The Plan is also designed to cover the cost of administrative services performed in conjunction with the sale of Shares, including, but not limited to, shareholder services, recordkeeping services and educational services, as well as the costs of implementing and operating the Plan. The Rule 12b-1 Plan allows the Distributor to contract with financial intermediaries to perform activities covered by the Plan. The Rule 12b-1 Plan is expected to benefit the Fund in a number of ways. For example, it is anticipated that the Plan will help the Fund attract and retain assets, thus providing cash for orderly portfolio management and Share redemptions and possibly helping to stabilize or reduce other operating expenses.
In addition, the Plan is integral to the multiple class structure of the Fund, which promotes the sale of Shares by providing a range of options to investors. The Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.
The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.
The Service Shares of the Fund currently do not accrue, pay or incur any Rule 12b-1 Plan fee, although the Board of Trustees has adopted a Plan that permits the Service Shares of the Fund to accrue, pay and incur a Rule 12b-1 Plan fee of up to a maximum amount of 0.05% of average net assets, or some lesser amount as the Board of Trustees shall approve from time to time. The Service Shares of the Fund will not incur or charge such Rule 12b-1 Plan fees until such time as approved by the Fund's Board of Trustees.”
9. In the Statement of Additional Information section “Additional Payments to Financial Intermediaries,” please add the following as a new second paragraph:
“Regarding the Fund's A class, the A class of the Fund currently do not accrue, pay or incur shareholder services/account administration fees in excess of 0.15%, although the Board of Trustees has approved the A class of the Fund to accrue, pay and incur such fees in amounts up to a maximum amount of 0.25%, or some lesser amount as the Board of Trustees shall approve from time to time. The A class of the Fund will not incur or charge such fees in excess of 0.15% until such time as approved by the Fund's Board of Trustees.”
November 18, 2019
Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454916 (11/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.

Federated Government Ultrashort Duration Fund
A Portfolio of Federated Institutional Trust
CLASS A SHARES (TICKER FGUAX)
INSTITUTIONAL SHARES (TICKER FGUSX)
SERVICE SHARES (TICKER FEUSX)
CLASS R6 SHARES (TICKER FGULX)

SUPPLEMENT TO SUMMARY PROSPECTUS DATED JULY 31, 2019
(revised September 5, 2019)
On November 14, 2019, the Board of Trustees of Federated Institutional Trust, on behalf of its series, Federated Government Ultrashort Duration Fund (the “Fund”) approved the following changes to the Fund's Class A Shares: elimination of the 2.00% front-end sales charge (load); elimination of the Class A Shares' distribution (Rule 12b-1) fee; and reduction of the Class A Shares' shareholder service and account administration fees from an active fee of 0.25% to an active fee of 0.15% and a dormant fee of 0.10%. These changes will be effective December 1, 2019.
Accordingly, please delete the fee table and example under “Risk/Return Summary: Fees and Expenses” and replace them with the following:
This table describes the fees and expenses that you may pay if you buy and hold Class A Shares (A), Institutional Shares (IS), Service Shares (SS) or Class R6 Shares (R6) of the Fund. If you purchase the Fund's IS, SS or R6 Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any are not reflected in the Example below.
Shareholder Fees (fees paid directly from your investment)	A	IS	SS	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None	None	None	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None	None	None	None
Exchange Fee	None	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.30%	0.30%	0.30%	0.30%
Distribution (12b-1) Fee	None[1]	None	0.00%[2]	None
Other Expenses	0.34%[1,3]	0.18%	0.43%	0.13%
Total Annual Fund Operating Expenses	0.64%[1]	0.48%	0.73%	0.43%
Fee Waivers and/or Expense Reimbursements[4]	(0.23)%[1]	(0.22)%	(0.37)%	(0.19)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.41%[1]	0.26%	0.36%	0.24%

1	The Distribution (12b-1) Fee, Other Expenses, Total Annual Fund Operating Expenses, Fee Waivers and/or Expense Reimbursements and Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements have been restated to reflect current fees due to the elimination of the Distribution (12b-1) fee and a reduction in Other Expenses for the Fund's Class A Shares.
2	The Fund has adopted a Distribution (12b-1) Plan for its SS class pursuant to which the SS class of the Fund may incur or charge a Distribution (12b-1) fee of up to a maximum amount of 0.05%. No such fee is currently incurred or charged by the SS class of the Fund. The SS class of the Fund will not incur or charge such a Distribution (12b-1) fee until such time as approved by the Fund's Board of Trustees (the “Trustees”).
3	The Fund may incur or charge certain service fees (shareholder services/account administration fees) on its A class of up to a maximum of 0.25%. The Fund will only incur or charge up to 0.15% of such fees for the A class of the Fund. The A class of the Fund will not incur or charge such fees to exceed 0.15% until such time as approved by the Trustees.
4	The Adviser and certain of its affiliates on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Effective December 1, 2019, total annual fund operating expenses (excluding acquired fund fees and expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's A, IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.41%, 0.26%, 0.36% and 0.24% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2020; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that operating expenses are as shown in the table above and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:
Share Class	1 Year	3 Years	5 Years	10 Years
A	$65	$205	$357	$798
IS	$49	$154	$269	$604
SS	$75	$233	$406	$906
R6	$44	$138	$241	$542
November 18, 2019

Federated Government Ultrashort Duration Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q454914 (11/19)
Federated is a registered trademark of Federated Investors, Inc.
2019 ©Federated Investors, Inc.